THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
        AUGUST 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON JANUARY 15, 2003.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               -------------
Check here if Amendment [   ]; Amendment Number:        2
                                                    --------
         This Amendment (Check only one.): [ ] is a restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Satellite Asset Management, L.P.
Address: 10 East 50th Street, 21st Floor
         New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian S. Kriftcher
Title:   Chief Operating Officer and Principal
Phone:   (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher       New York, New York                 January 17, 2003
----------------------       ------------------                 ----------------
[Signature]                  [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


Report Summary:

Number of Other Included Managers:                                      0
                                                                     -------
Form 13F Information Table Entry Total:                                 1
                                                                     -------
Form 13F Information Table Value Total:                              $99,091
                                                                     --------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                           FORM 13F INFORMATION TABLE
                           SATELLITE ASSET MANAGEMENT
                         FOR QUARTER ENDED JUNE 30, 2002

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Name of   Title of  CUSIP     Value (x  Shrs or    SH/   Put/  Investment   Other          Voting Authority
Issuer    Class                $1000)   prn amt    PRN   Call  Discretion   Managers     SOLE       SHARED      NONE
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TRW INC    COM      872649108  99,091  1,840,000   SH            SOLE                   1,840,000
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REPORT
SUMMARY:  1 DATA RECORDS       99,091                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

